Subsequent events (Details) - USD ($) $ in Thousands	Feb. 26, 2025	Jan. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	May 31, 2024	Feb. 29, 2024	Oct. 31, 2023	Sep. 30, 2023	Jul. 31, 2023	Apr. 30, 2023	Mar. 31, 2023
Subsequent Event [Line Items]
Share repurchase program, authorized amount			$ 250	$ 500	$ 500	$ 500	$ 500	$ 650	$ 500	$ 500	$ 500
Subsequent event
Subsequent Event [Line Items]
Share repurchase program, authorized amount	$ 1,000,000
4875% Senior Unsecured Debt Due 2028 | Unsecured | Subsequent event
Subsequent Event [Line Items]
Aggregate principal amount		$ 750,000
Debt instrument, interest rate (in percentage)		4.875%
5.375% Senior Unsecured Debt Due 2031 | Unsecured | Subsequent event
Subsequent Event [Line Items]
Aggregate principal amount		$ 750,000
Debt instrument, interest rate (in percentage)		5.375%